Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment

United States Dollar
31 December 2017					31 December 2018
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets[1]	Total		Figures in millions unless otherwise stated	Total	Mine development, infrastructure and other assets[1]	Land, mineral rights and rehabilitation assets
			13.	PROPERTY, PLANT AND EQUIPMENT
				Cost
636.8	8,929.4	9,566.2		Balance at beginning of the year	10,560.7	9,886.4	674.3
(22.3)	1.8	(20.5)		Reclassifications	—	10.4	(10.4)
0.3	833.3	833.6		Additions for continuing operations	814.2	800.2	14.0
—	6.8	6.8		Additions for discontinued operations	—	—	—
—	—	—		Finance leases capitalised (refer note 33)	96.2	96.2	—
—	(43.2)	(43.2)		Reclassification (to)/from assets held for sale (refer note 12)	—	—	—
—	22.9	22.9		Borrowing costs capitalised[2]	17.5	17.5	—
(12.6)	(202.5)	(215.1)		Disposals	(528.7)	(494.6)	(34.1)
(1.4)	(77.7)	(79.1)		Disposal of subsidiary (refer note 12)	—	—	—
8.3	—	8.3		Changes in estimates of rehabilitation assets	24.1	—	24.1
65.2	415.6	480.8		Translation adjustment	(707.7)	(653.8)	(53.9)

674.3	9,886.4	10,560.7		Balance at end of the year	10,276.3	9,662.3	614.0

				Accumulated depreciation and impairment
26.8	5,014.8	5,041.6		Balance at beginning of the year	5,667.8	5,633.1	34.7
—	(20.5)	(20.5)		Reclassifications	—	—	—
15.7	732.4	748.1		Charge for the year continuing operations	668.4	658.3	10.1
0.2	3.3	3.5		Charge for the year discontinued operations	—	—	—
(2.9)	(78.4)	(81.3)		Impairment and reversal of impairment, net[3]	411.7	411.7	—
—	51.5	51.5		Write-off of exploration and evaluation assets — continuing operations[4]	37.7	37.7	—
—	1.5	1.5		Write-off of exploration and evaluation assets — discontinued operations[4]	—	—	—
—	(3.2)	(3.2)		Reclassification (to)/from assets held for sale (refer note 12)	—	—	—
(12.2)	(200.9)	(213.1)		Disposals	(398.2)	(391.6)	(6.6)
(1.3)	(74.5)	(75.8)		Disposal of subsidiary (refer note 12)	—	—	—
8.4	207.1	215.5		Translation adjustment	(370.3)	(367.6)	(2.7)

34.7	5,633.1	5,667.8		Balance at end of the year	6,017.1	5,981.6	35.5

639.6	4,253.3	4,892.9		Carrying value at end of the year[5]	4,259.2	3,680.7	578.5

[1]	Included in the cost of mine development, infrastructure and other assets are exploration and evaluation assets amounting to US$12.6 million (2017: US$10.8 million).
[2]

Borrowing costs of US$17.5 million (2017: US$22.9 million) arising on Group general borrowings were capitalised during the period and comprised US$nil (2017: US$19.4 million) borrowing costs related to the qualifying projects at South Deep, US$9.9 million (2017: US$2.1 million) borrowings costs related to the Damang reinvestment project and US$7.6 million (2017: US$1.4 million) borrowings costs related to the Gruyere project. An average interest capitalisation rate of 5.9% (2017: 5.3%) was applied. During 2018, the capitalisation of borrowing costs ceased at South Deep as no new mine development was conducted or is planned for the foreseeable future at South of Wrench.

[3]

The impairment of US$411.7 million (2017: impairment reversal of US$81.3 million) is made up of US$1.9 million (2017: US$11.1 million) impairment of property, plant and equipment, US$409.8 million (2017: US$nil) impairment of the South Deep cash-generating unit, offset by the reversal of impairment amounting to US$nil (2017: APP reversal of impairment of US$39.0 million (refer note 6 and note 12.2 for further details) and the reversal of the Cerro Corona cash-generating unit impairment of US$53.4 million (refer note 6 for further details)).

[4]

The write-off of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$37.7 million (2017: US$51.5 million) for continuing operations is included in the US$104.2 million (2017: US$109.8 million) “Exploration expense” in the consolidated income statement.

[5]

At 31 December 2017, fleet assets and carbon in leach (“CIL”) plant in Ghana amounting to US$183.6 million were pledged as security for the US$100 million senior secured revolving credit facility (“US$100 million facility”). On 22 March 2018, the Borrowers, the Original Lender and the Security Agent of the US$100 million facility entered into an Agreement and Restatement Agreement to release any and all security interests created in favour of the Security Agent (refer note 24 for further details).